Summary of significant accounting policies - Intangible assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible assets
Impairment loss on goodwill	¥ 10,236	¥ 0	¥ 12,565
Technology
Intangible assets
Estimated useful lives	8 years 6 months	8 years 6 months
Customer relationship | Minimum
Intangible assets
Estimated useful lives	3 years	3 years
Customer relationship | Maximum
Intangible assets
Estimated useful lives	5 years 6 months	5 years 6 months
Non-compete agreement
Intangible assets
Estimated useful lives	5 years 6 months	5 years 6 months
Software
Intangible assets
Estimated useful lives	3 years	3 years
Brand | Minimum
Intangible assets
Estimated useful lives	8 years	8 years
Brand | Maximum
Intangible assets
Estimated useful lives	10 years	10 years
Backlog
Intangible assets
Estimated useful lives	3 years	3 years
License
Intangible assets
Estimated useful lives	15 years